Quarterly Holdings Report
for
Fidelity® Disruptive Medicine Fund
August 31, 2022
DSM-NPRT1-1022
1.9897385.102
Common Stocks - 100.0%
	Shares	Value ($)
HEALTH CARE - 100.0%
Biotechnology - 30.8%
ADC Therapeutics SA (a)(b)	25,409	173,289
Alnylam Pharmaceuticals, Inc. (a)	11,918	2,463,090
Argenx SE ADR (a)	4,095	1,547,378
Ascendis Pharma A/S sponsored ADR (a)	3,865	346,188
Beam Therapeutics, Inc. (a)(b)	4,111	224,461
Blueprint Medicines Corp. (a)	11,928	873,368
Cerevel Therapeutics Holdings (a)	31,165	906,902
Cyteir Therapeutics, Inc. (a)	21,472	46,380
Cytokinetics, Inc. (a)	15,013	795,088
Graphite Bio, Inc. (a)(b)	66,468	220,009
Innovent Biologics, Inc. (a)(c)	64,469	271,771
Instil Bio, Inc. (a)(b)	54,690	284,388
Intellia Therapeutics, Inc. (a)	2,765	166,066
Janux Therapeutics, Inc. (a)	17,674	191,233
Keros Therapeutics, Inc. (a)	4,995	176,673
Kymera Therapeutics, Inc. (a)	6,192	175,048
Legend Biotech Corp. ADR (a)	19,772	919,200
Mirati Therapeutics, Inc. (a)	10,525	852,841
Regeneron Pharmaceuticals, Inc. (a)	3,077	1,787,922
Relay Therapeutics, Inc. (a)(b)	9,816	225,474
Revolution Medicines, Inc. (a)	11,387	237,191
Sarepta Therapeutics, Inc. (a)	2,652	290,076
Stoke Therapeutics, Inc. (a)	13,940	209,936
Tenaya Therapeutics, Inc. (a)	22,835	100,246
Twist Bioscience Corp. (a)	4,799	192,536
Tyra Biosciences, Inc. (b)	15,098	99,798
Vertex Pharmaceuticals, Inc. (a)	8,051	2,268,450
Verve Therapeutics, Inc. (a)	8,549	327,940
Xenon Pharmaceuticals, Inc. (a)	2,845	110,414
Zai Lab Ltd. ADR (a)	11,070	511,545
Zentalis Pharmaceuticals, Inc. (a)	6,676	178,984
		17,173,885
Health Care Equipment & Supplies - 26.1%
Align Technology, Inc. (a)	1,218	296,827
Atricure, Inc. (a)	11,777	537,267
Boston Scientific Corp. (a)	51,199	2,063,832
DexCom, Inc. (a)	12,196	1,002,633
Inspire Medical Systems, Inc. (a)	4,065	778,407
Insulet Corp. (a)	7,948	2,030,476
Intuitive Surgical, Inc. (a)	4,414	908,136
Masimo Corp. (a)	7,389	1,085,370
Nanosonics Ltd. (a)	201,644	562,551
Nevro Corp. (a)	14,020	635,386
Penumbra, Inc. (a)	8,639	1,418,265
ResMed, Inc.	5,199	1,143,364
Stryker Corp.	6,147	1,261,364
Tandem Diabetes Care, Inc. (a)	10,888	498,017
ViewRay, Inc. (a)	105,087	359,398
		14,581,293
Health Care Providers & Services - 15.2%
agilon health, Inc. (a)	11,400	236,892
Centene Corp. (a)	24,440	2,193,246
Guardant Health, Inc. (a)	6,830	341,910
Humana, Inc.	5,080	2,447,442
Oak Street Health, Inc. (a)	32,922	862,556
UnitedHealth Group, Inc.	4,596	2,386,841
		8,468,887
Health Care Technology - 2.2%
Doximity, Inc. (a)	7,059	234,288
Phreesia, Inc. (a)	13,082	335,684
Veeva Systems, Inc. Class A (a)	3,261	649,983
		1,219,955
Life Sciences Tools & Services - 20.5%
10X Genomics, Inc. (a)	28,668	945,757
Bio-Techne Corp.	3,012	999,412
Bruker Corp.	25,912	1,451,072
Charles River Laboratories International, Inc. (a)	3,981	817,100
Danaher Corp.	8,689	2,345,248
Lonza Group AG	2,003	1,068,240
Olink Holding AB ADR (a)(b)	11,974	181,286
Sartorius Stedim Biotech	3,803	1,397,641
Thermo Fisher Scientific, Inc.	2,135	1,164,258
West Pharmaceutical Services, Inc.	3,700	1,097,753
		11,467,767
Pharmaceuticals - 5.2%
Arvinas Holding Co. LLC (a)	7,773	329,109
Royalty Pharma PLC	54,957	2,297,752
Theseus Pharmaceuticals, Inc. (b)	38,377	261,731
		2,888,592
TOTAL COMMON STOCKS (Cost $60,003,971)		55,800,379

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	67,059	67,072
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	1,240,501	1,240,625
TOTAL MONEY MARKET FUNDS (Cost $1,307,697)		1,307,697

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $61,311,668)	57,108,076
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(1,298,104)
NET ASSETS - 100.0%	55,809,972

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $271,771 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	154,056	3,128,840	3,215,824	1,163	-	-	67,072	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	1,644,325	6,397,595	6,801,295	7,506	-	-	1,240,625	0.0%
Total	1,798,381	9,526,435	10,017,119	8,669	-	-	1,307,697

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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